Inventories	12 Months Ended
Sep. 30, 2022
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 5 – INVENTORIES

Inventories as of September 30, 2022 and 2021 consisted of the following:

	2022	2021
Raw materials	$6,610,565	$7,845,763
Work in process	5,421,908	5,287,171
Finished goods	12,835,235	9,588,331
Total	$24,867,708	$22,721,265

There was no inventory write-downs or reserve recognized for the years ended September 30, 2022, 2021 and 2020.